Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories [Abstract]
Schedule of inventories
	December 31, 2012	June 30, 2013
Lubricants	$1,985	$1,506
Bunkers	1,628	2,219
Total	$3,613	$3,725